Stock Based Compensation - Restricted stock unit activity (Details) - $ / shares	1 Months Ended	11 Months Ended
	Apr. 30, 2017	Dec. 12, 2018
Restricted stock units
Shares
Outstanding at the beginning of the period (in shares)		40,388
Granted (in shares)		0
Exercised (in shares)	8,484
Outstanding at the end of the period (in shares)		40,388
Exercisable at the end of the period (in shares)		40,388
Vested or expected to vest at the end of the period (in shares)		40,388
Weighted-Average Exercise Price (actual per share price)
Outstanding at the beginning of the period (in dollars per share)		$ 11.30
Granted (in dollars per share)		0
Outstanding at the end of the period (in dollars per share)		11.30
Exercisable at the end of the period (in dollars per share)		11.30
Vested or expected to vest at the end of the period (in dollars per share)		$ 11.30
Stock options
Stock based compensation
Un-vested award (in shares)		46,222
Weighted-average fair value at grant date (in dollars per share)		$ 1.10